Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	3,474,972	2,778,061	806,208
Common stock, shares outstanding	3,474,972	2,778,061	806,208